Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 9,636	$ 3,364
Short Term Deposits	12,169	390
Marketable equity securities	22
Other investments	2,361
Other current receivables	482	104
Total current assets	24,670	3,858
Marketable equity securities		18
Investment in affiliate company	1,404	1,248
Other investments	1,672	66
Fixed assets, net	289	67
Total noncurrent assets	3,365	1,399
TOTAL ASSETS	28,035	5,257
Current liabilities
Trade payables	330	104
Other current payables	817	353
Total current liabilities	1,147	457
Derivative warrant liabilities	2,071	131
TOTAL LIABILITIES	3,218	588
Shareholders' equity
Ordinary shares, NIS 0 par value; Authorized 200,000,000 shares; Issued and outstanding: 109,502,289 and 73,062,687 shares as of December 31, 2017, December 31, 2016 respectively
Additional paid in capital	44,114	8,024
Accumulated deficit	(19,297)	(3,355)
Total shareholders' equity	24,817	4,669
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 28,035	$ 5,257